EMPLOYEE BENEFIT OBLIGAITONS - Pension Costs Resulting From Defined Benefit Plans (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefit Obligations [Abstract]
Current service costs excluding interest costs	SFr 19.5	SFr 16.9	SFr 20.7
Net interest costs on defined benefit obligation and service costs	0.4	0.3	0.1
Past service income	(2.1)	(13.5)	(0.3)
Administration costs	1.7	0.6	0.9
Termination benefits	0.2	0.2	0.2
Total	SFr 19.7	SFr 4.5	SFr 21.6